Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Segment Employees $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 23, 2023 $ / shares	Apr. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares shares	Nov. 30, 2022 $ / shares	Oct. 31, 2022 $ / shares	May 31, 2022	Apr. 01, 2022 shares	Mar. 01, 2022 shares	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of related party loan	50.00%
Federal depository insurance coverage	$ 250,000
Short term borrowings		$ 5,600,000									$ 7,700,000
Short term debt term	30 days
Short term debt interest rate	0.00%
Common stock, shares outstanding | shares	19,782,747	17,162,742			20,195,510					8,283,613
Stock options | shares	1,750,967	657,000			1,750,967				693,000	693,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.6	$ 0.6	$ 0.0001
Common stock convertible exchange ratio	0.020719				0.020719			0.020719
Goodwill	$ 0
Other intangible assets	0
Secured letter of credit	$ 177,000	$ 177,000
Restricted cash collateral for secured letter of credit		177,000
Lease expiration month and year	2027-03
Restricted bank account collateral for credit card	$ 60,000	60,000
Proceeds from issuance of convertible promissory notes	$ 1,250,000	$ 492,375
Conversion price per share | $ / shares				$ 0.6		$ 10	$ 10
Incremental borrowing rate	10.00%
Number of operating segment | Segment	1
Number of reporting segment | Segment	1
Convertible Promissory Notes
Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds from issuance of convertible promissory notes	$ 1,250,000
Conversion price per share | $ / shares						$ 10
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of employees | Employees	21
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of employees | Employees	33
pH Pharma, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
pH Pharma Co., Ltd
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of equity outstanding									90.00%
Common stock, shares outstanding | shares									8,283,613